GENERAL INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL INFORMATION	GENERAL INFORMATION
LATAM Airlines Group S.A. (“LATAM” or the "Company") is an open stock company which holds the values inscribed in the Registro de Valores of the Commission for the Financial Market, whose shares are listed in Chile on the Electronic Stock Exchange of Chile - Stock Exchange and the Santiago Stock Exchange. Additionally, during the third quarter of 2024, it relisted its American Depositary Receipts ("ADRs") on the New York Stock Exchange ("NYSE") in the United States of America.
Its main business is the air transport of passengers and cargo, both in the domestic markets of Chile, Peru, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe, Africa, Asia and Oceania . These businesses are developed directly or by its subsidiaries in Chile, Ecuador, Peru, Brazil, Colombia and Paraguay. In addition, the Company has subsidiaries that operate in the cargo business in Chile, Brazil and Colombia.
The Company is located in Chile, in the city of Santiago, on Avenida Presidente Riesco No. 5711, Las Condes commune.
As of December 31, 2025, the Company’s statutory capital is represented by 574,219,895,457 ordinary shares without nominal value. As of that date, 574,215,983,709 shares were subscribed and paid. The foregoing, considering the capital increase approved by the shareholders of the company at an extraordinary meeting held on July 5, 2022, in the context of the implementation of its reorganization plan approved and confirmed in the Chapter 11 Proceedings, as well as the Capital decrease required for the Chilean Capital Markets law that appears in a public deed dated September 6, 2023, granted at the Notary of Santiago of Mr. Eduardo Javier Diez Morello, and the modification of the Company's by laws to account for said full capital reduction, agreed at an Extraordinary Shareholders meeting dated April 25, 2024, reduced to a public deed dated April 25, 2024, granted in the Notary of Santiago of Mr. Luis Eduardo Rodriguez Burr, an extract of which was registered in the Commercial Registry of the Registrar of Real Estate of Santiago on page 44,323 number 18,314 corresponding to the year 2024, and was published in the Official Gazette dated May 29, 2024. In addition, the current share capital structure reflects the early cancellation of 30,221,893,878 treasury shares previously issued by the Company and acquired under the share repurchase programs approved at the Extraordinary Shareholders’ Meetings held on March 17 and June 26, 2025. This capital optimization transaction, together with the corresponding reduction of share capital in the amount of US$585,424,212, was approved at the Extraordinary Shareholders’ Meeting held on October 17, 2025, the minutes of which were executed as a public deed dated October 17, 2025, granted before the Notary Public of Santiago, Mr. Eduardo Diez Morello. An excerpt thereof was registered in the Commercial Registry of the Santiago Real Estate Registrar under page 105,884, number 39,532, corresponding to the year 2025, and was published in the Official Gazette on November 15, 2025. As a result of such early cancellation of shares and the corresponding reduction of share capital, the Company’s share capital was adjusted from US$5,003,576,326.78 (represented by 604,441,789,335 shares of a single class without par value) to a final amount of US$4,418,152,114.78, divided into 574,219,895,457 shares of a single class, without par value.
The major shareholders of the Company, considering the total amount of subscribed and paid shares, are Banco de Chile on behalf of State Street which owns 20.99%, Delta Air Lines with 10.57% and Qatar Airways with 10.56% ownership.
As of December 31, 2025, the Company had a total of 2,061 shareholders in its registry. At that date, approximately 8.57% of the Company’s capital stock was in the form of ADRs.
During 2025, the LATAM group had an average of 39,877 employees, ending this year with a total number of 41,125 collaborator, distributed in 5,483 Administration employees, 20,883 in Operations, 9,868 Cabin Crew and 4,891 Command crew.
The main subsidiaries included in these consolidated financial statements are as follows:
a)Percentage ownership

Tax No.	Company	Country of origin	Functional Currency	As December 31, 2025			As December 31, 2024			As December 31, 2023
				Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.9959	0.0041	100.0000	99.9959	0.0041	100.0000	99.9959	0.0041	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
76.717.244-3	Prime Cargo SpA.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Connecta Corporation	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A.	Chile	US$	99.9000	0.1000	100.0000	99.9000	0.1000	100.0000	99.9000	0.1000	100.0000
96.847.880-K	Technical Training LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited (*)	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Professional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Latam Travel S.R.L.	Bolivia	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
76.262.894-5	Latam Travel Chile II S.A.	Chile	US$	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
Foreign	Latam Travel S.A.	Argentina	ARS	94.0100	5.9900	100.0000	94.0100	5.9900	100.0000	94.0100	5.9900	100.0000
Foreign	Faisán Finance DAC (*)	Ireland	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000
Foreign	TAM S.A. and Subsidiaries (**)	Brazil	BRL	63.0987	36.9013	100.0000	63.0987	36.9013	100.0000	63.0987	36.9013	100.0000
(*)These subsidiaries have no operations.
(**)As of December 31, 2025, the indirect participation percentage of TAM S.A. and its Subsidiaries is from Holdco I S.A., a company which LATAM Airlines Group S.A. has a 100% share on economic rights and 51.04% of political rights. Its percentage arose as a result of the provisional measure No. 863 of the Brazilian government implemented in December of 2018 that allows foreign capital to have up to 100% of the share ownership of a Brazilian Airline.
b)Financial Information

		Statement of financial position						Net Income
								For the year ended December 31,
		As of December 31, 2025			As of December 31, 2024			2025	2024	2023

Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	549,409	2,048,197	(1,117,168)	462,748	1,933,499	(1,092,261)	(36,835)	(122,763)	7,514
Foreign	Latam Airlines Perú S.A.	529,475	418,988	110,487	437,768	366,089	16,930	38,808	22,861	(4,666)
93.383.000-4	Lan Cargo S.A.	578,756	318,492	260,264	490,550	263,747	226,803	34,617	27,238	22,677
76.717.244-3	Prime Cargo SpA.	16,818	12,333	4,485	14,806	14,844	(38)	135	(813)	—
Foreign	Connecta Corporation	37,884	10,717	27,167	47,583	15,255	32,328	(5,161)	(5,936)	693
Foreign	Prime Airport Services Inc. and Subsidiary (*)	19,264	15,291	3,973	18,752	15,582	3,169	802	977	1,380
96.951.280-7	Transporte Aéreo S.A.	234,376	141,333	93,043	238,354	121,609	116,745	(21,983)	(10,064)	24,871
96.631.520-2	Fast Air Almacenes de Carga S.A.	30,055	18,951	11,104	25,783	19,771	6,005	4,256	3,675	462
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	264,655	145,918	(45,855)	208,807	116,796	(66,907)	21,728	6,010	(5,345)
96.575.810-0	Inversiones Lan S.A.	1,208	48	1,160	1,184	48	1,136	25	(53)	(36)
96.847.880-K	Technical Training LATAM S.A.	1,485	1,060	425	1,238	740	498	(64)	205	165
Foreign	Latam Finance Limited	111	208,620	(208,509)	112	208,620	(208,508)	(1)	(1)	(1)
Foreign	Professional Airline Services INC.	11,382	2,084	9,298	8,508	1,660	6,848	2,449	1,960	1,681
Foreign	Jarletul S.A.	9	1,101	(1,092)	12	1,101	(1,089)	(3)	(4)	8
Foreign	Latam Travel S.R.L.	95	—	95	93	—	93	2	—	5
76.262.894-5	Latam Travel Chile II S.A.	338	1,225	(887)	358	1,243	(885)	(2)	(2)	(16)
Foreign	Latam Travel S.A.	4,323	1,807	2,516	3,847	1,623	2,091	422	(3,563)	940
Foreign	TAM S.A. and Subsidiaries (*)	4,963,316	3,167,385	1,794,199	4,070,469	2,557,042	1,512,327	553,684	673,648	740,783
(*)The Equity reported corresponds to Equity attributable to owners of the parent company, it does not include Non-controlling participation.

In addition, the following special purpose entities have been consolidated: (1) Chercán Leasing Limited, intended to finance advance payments of aircraft; (2) Yamasa Sangyo Aircraft LA1 Kumiai, Yamasa Sangyo Aircraft LA2 Kumiai; (3) Jin Shan 16; and (4) Star Rising Aviation 45 Limited, earmarked for aircraft financing. These companies have been consolidated as required by IFRS 10.

All entities over which LATAM has control have been included in the consolidation. The Company has analyzed the control criteria in accordance with the requirements of IFRS 10.
Changes occurred in the consolidation perimeter between January 1, 2024 and December 31, 2025, are detailed below:
(1)Incorporation or acquisition of companies

-On March 18, 2024, a capital reduction was carried out in Inversiones Aéreas S.A. through the absorption of accumulated losses in the sum of ThUS$175,140. As a consequence of this decrease in capital, the number of shares was reduced by 6,634,496, without modifying the original participation of its shareholders. This transaction did not generate any effect within the Consolidated Financial Statements.

-On May 14, 2024, a capital increase was carried out in Aerovías de Integración Regional S.A. by Holdco Colombia I SpA, for an amount of ThUS$45,271, equivalent to 10 shares and with a premiums for the issuance of shares in favor of the Holdco Colombia I SpA. As a result of this increase, there were no significant changes in the shareholder composition.

-On September 17, 2024, LATAM Airlines Group S.A. acquired in 1 Euro, 100% of the rights of the company Faisán Finance Designates Activity Company, domiciled in Ireland, for the purposes of acquiring, managing, financing, refinancing, among others.
-On November 8, 2024, the Board of Directors of the subsidiary Connecta Corporation agreed the distribution and payment of dividends of ThUS$19,000 to Lan Cargo S.A., as sole shareholder. This transaction did not generate any effect within the Consolidated Financial Statements.

-At the Extraordinary General Shareholders' Meeting held on December 16, 2024 of the subsidiary Lan Argentina S.A., it was agreed to forgive the debt associated with the preferred dividends accrued and owed by this subsidiary to its shareholders, and to amend the company statute to eliminate the Class "B" Preferred Shares, replacing them in their entirety with ordinary shares. Accrued preferred dividends that were outstanding to shareholders amounted to ThUS$1,019 as of December 15, 2024. At this same Meeting, it was approved to amend the company statute to replace all preferred shares with ordinary shares, with the accrual of preferred dividends being null and void as of this date. This transaction did not generate any effect within the Consolidated Financial Statements.

-At the Extraordinary General Shareholders' Meeting held on December 16, 2024, of the subsidiary Inversora Cordillera S.A., it was agreed to forgive the debt associated with the preferred dividends accrued and owed by said subsidiary to its shareholders, and to amend the company statute to eliminate the Class "A" Preferred Shares, replacing them in their entirety with ordinary shares. The accumulated preferred dividends that were pending payment to shareholders amounted to ThUS$8,580. At this same Meeting, it was approved to amend the company statute to eliminate and replace preferred shares with ordinary shares, with the accrual of preferred dividends being null and void as of this date. This transaction did not generate any effect within the Consolidated Financial Statements.

-On December 17, 2024, a capital increase was carried out in Aerovías de Integración Regional S.A. by Holdco Colombia I SpA, for an amount of ThUS$18,544, equivalent to 10 shares and with a premiums for the issuance of shares in favor of the Holco Colombia I SpA. As a result of this increase, there were no significant changes in the shareholder composition.

-On January 27, 2025, Transportes Aéreos del Mercosur S.A. approved the distribution of total dividends for an amount of ThUS$6,056 (ThUS$5,752 paid to TAM S.A. and ThUS$304 paid to a non-controlling interest), corresponding to profits for the 2024 financial year. Consequently, there were no significant changes in the shareholding composition related to this dividend distribution.

-On February 3, 2025, a capital increase was made in Americonsult de Costa Rica S.A., through a the contribution of Americonsult, S.A. de C.V. of accounts receivable for ThUS$489; consequently, there were no significant changes in the shareholding composition, and therefore, did not generate any effect within the Consolidated Financial Statements.

-On February 28, 2025, a capital reduction was carried out at TAM S.A. through the absorption of accumulated losses and legal reserves, in the amount of ThUS$670,075. This transaction did not generate any impact effect within the Consolidated Financial Statements.

-On February 28, 2025, a capital reduction was carried out at TAM Linhas Aéreas S.A. through the absorption of accumulated losses and legal reserves, in the amount of ThUS$695,701. This transaction did not generate any impact effect within the Consolidated Financial Statements.

-On March 17, 2025, a capital reduction was carried out at Inversora Cordillera S.A. through the absorption of losses in the amount of ThUS$4,542. Consequently, there were no significant changes in the shareholding composition, and therefore, did not generate any impact effect within the Consolidated Financial Statements.

-On March 31, 2025, the clousure of Laser Cargo S.R.L.and Consorcio Fast Air Laser Cargo UTE, did not generate any impact effect within the Consolidated Financial Statements.

-On April 25, 2025, the Company Atlantic Aviation Investment LLC. was liquidated and its controller Lan Pax Group S.A. acquired all its assets, liabilities, rights and obligations, as a result of the liquidation. These transactions were carried out between entities under common control of LATAM Airlines Groups S.A. and, therefore, did not generate any effect within the Consolidated Financial Statements.

-On August 5, 2025, Americonsult de Guatemala was legally dissolved, did not generate any impact effect within the Consolidated Financial Statements.
-On August 28, 2025, Americonsult de Costa Rica S.A. was legally dissolved, did not generate any impact effect within the Consolidated Financial Statements.

-On September 9, 2025, TAM S.A. approved the distribution of a total dividend amounting to ThUS$105,376 (ThUS$95,684 was paid to LATAM Airlines Group S.A. and ThUS$9,692 was paid to Holdco I S.A.), corresponding to profits for the year 2025. Consequently, there were no significant changes in the shareholding composition related to this dividend distribution.

-On October 29, 2025, Multiplus Corretora de Seguros Limitada and Prismah Fidelidade Limitada merged with TAM Linhas Aéreas S.A., did not generate any impact effect within the Consolidated Financial Statements.

-On October 29, 2025, TP Franchising Limitada was absorbed by Fidelidade Viagens e Turismo S.A., which acquired all of its assets, liabilities, rights, and obligations. This transaction was carried out between entities of the LATAM Airlines Group S.A. and, therefore, had no effect on the Consolidated Financial Statements.

-On November 14,2025, Lan Cargo S.A., as sole shareholder, increased its capital in Prime Cargo SpA. by ThUS$4,077. This transaction did not generate any effect on the Consolidated Financial Statements.

-On December 16, 2025, TAM S.A. approved the distribution of a total dividend amounting to ThUS$366,788 (of which ThUS$323,578 was paid to LATAM Airlines Group S.A. and ThUS$43,210 was paid to Holdco I S.A.), corresponding to profits for the year 2025. Consequently, there were no significant changes in the shareholding composition related to this dividend distribution.